PRINCIPAL SUBSIDIARY INFORMATION (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Current assets		$ 121,716	$ 105,837	[1]
Current liabilities		117,078	122,394	[1]
Non-controlling interest		19,911	(82,513)	[1]
Revenue		272,481	203,820	[2],[3]
Net (loss)/income and comprehensive (loss)/income		(18,281)	(77,974)	[2],[3]
Cash flows provided by/(used in) operating activities		60,089	22,841	[4]
Cash flows used in investing activities		(54,700)	(67,411)	[4]
Cash flows (used in)/provided by financing activities		$ 2,053	$ 1,430	[4]
Wassa
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		90.00%
Non-controlling interest percentage		10.00%	10.00%
Current assets		$ 77,835	$ 142,603
Current liabilities		116,469	163,640
Current assets (liabilities)		(38,634)	(21,037)
Non-current assets		206,950	182,982
Non-current liabilities		46,648	37,327
Noncurrent Assets (Liabilities)		160,302	145,655
Net assets/(liabilities)		121,668	124,618
Non-controlling interest		19,911	20,275
Revenue		297,468	216,678
Net (loss)/income and comprehensive (loss)/income		(3,654)	46,691
Write-off of intercompany loans receivables		93,700
Cash flows provided by/(used in) operating activities		132,659	78,809
Cash flows used in investing activities		(47,258)	(49,622)
Cash flows (used in)/provided by financing activities		$ (55,516)	$ (26,993)
Prestea
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	90.00%
Non-controlling interest percentage		10.00%	10.00%
Current assets		$ 0	$ 14,623
Current liabilities		0	1,267,815
Current assets (liabilities)		0	(1,253,192)
Non-current assets		0	79,788
Non-current liabilities		0	45,871
Noncurrent Assets (Liabilities)		0	33,917
Net assets/(liabilities)		0	(1,219,275)
Non-controlling interest		0	(102,788)
Revenue		37,959	66,820
Net (loss)/income and comprehensive (loss)/income		342,238	(152,106)
Write-off of intercompany loans receivables		390,600
Cash flows provided by/(used in) operating activities		(17,738)	(88,883)
Cash flows used in investing activities		(5,785)	(10,685)
Cash flows (used in)/provided by financing activities		$ 23,314	$ 98,994

[1]	Please refer to Note 28 for information on revised prior period comparatives.
[2]	Please refer to Note 28 for information on revised prior period comparatives.
[3]	The results of Prestea operation for the period to the date of sale, as well as the restated comparative period, have been presented as discontinued operations. Refer to Note 5.
[4]	The cash flows of Prestea operation for the period to the date of sale, as well as the restated comparative period, have been presented as discontinued operations. Refer to Note 5.